Description of Business and Segmented Disclosures (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands		Conventional		Refining and Marketing
For the three months ended September 30,	2020	2019	2020	2019	2020	2019
Revenues
Gross Sales	2,195	2,722	156	131	1,569	2,420
Less: Royalties	129	336	24	(4)	-	-
	2,066	2,386	132	135	1,569	2,420
Expenses
Purchased Product	-	-	-	-	1,444	2,026
Transportation and Blending	1,015	1,249	21	20	-	-
Operating	276	227	81	77	197	255
Inventory Write-Down (Reversal)	-	-	-	-	-	16
Production and Mineral Taxes	-	-	-	1	-	-
(Gain) Loss on Risk Management	137	(7)	-	-	2	(3)
Operating Margin	638	917	30	37	(74)	126
Depreciation, Depletion and Amortization	469	391	75	78	521	65
Exploration Expense	-	1	25	-	-	-
Segment Income (Loss)	169	525	(70)	(41)	(595)	61

			Corporate and Eliminations		Consolidated
For the three months ended September 30,			2020	2019	2020	2019
Revenues
Gross Sales			(108)	(205)	3,812	5,068
Less: Royalties			-	-	153	332
			(108)	(205)	3,659	4,736
Expenses
Purchased Product			(36)	(164)	1,408	1,862
Transportation and Blending			(3)	(14)	1,033	1,255
Operating			(73)	(30)	481	529
Inventory Write-Down (Reversal)			-	-	-	16
Production and Mineral Taxes			-	-	-	1
(Gain) Loss on Risk Management			(136)	10	3	-
Depreciation, Depletion and Amortization			27	24	1,092	558
Exploration Expense			-	-	25	1
Segment Income (Loss)			113	(31)	(383)	514
General and Administrative			50	72	50	72
Onerous Contract Provisions			1	(1)	1	(1)
Finance Costs			145	138	145	138
Interest Income			(2)	(3)	(2)	(3)
Foreign Exchange (Gain) Loss, Net			(159)	88	(159)	88
Re-measurement of Contingent Payment			(31)	(17)	(31)	(17)
Research Costs			3	6	3	6
(Gain) Loss on Divestiture of Assets			(1)	3	(1)	3
Other (Income) Loss, Net			(17)	(11)	(17)	(11)
			(11)	275	(11)	275
Earnings (Loss) Before Income Tax					(372)	239
Income Tax Expense (Recovery)					(178)	52
Net Earnings (Loss)					(194)	187

	Oil Sands		Conventional		Refining and Marketing
For the nine months ended September 30,	2020	2019	2020	2019	2020	2019
Revenues
Gross Sales	5,287	8,179	451	501	4,706	7,958
Less: Royalties	193	827	28	20	-	-
	5,094	7,352	423	481	4,706	7,958
Expenses
Purchased Product	-	-	-	-	4,170	6,622
Transportation and Blending	3,268	3,736	63	62	-	-
Operating	785	771	246	257	624	698
Inventory Write-Down (Reversal)	316	-	-	-	233	24
Production and Mineral Taxes	-	-	-	1	-	-
(Gain) Loss on Risk Management	228	38	-	-	(6)	(14)
Operating Margin	497	2,807	114	161	(315)	628
Depreciation, Depletion and Amortization	1,275	1,127	563	247	673	213
Exploration Expense	7	10	25	-	-	-
Segment Income (Loss)	(785)	1,670	(474)	(86)	(988)	415

			Corporate and Eliminations		Consolidated
For the nine months ended September 30,			2020	2019	2020	2019
Revenues
Gross Sales			(422)	(448)	10,022	16,190
Less: Royalties			-	-	221	847
			(422)	(448)	9,801	15,343
Expenses
Purchased Product			(196)	(278)	3,974	6,344
Transportation and Blending			(24)	(30)	3,307	3,768
Operating			(210)	(152)	1,445	1,574
Inventory Write-Down (Reversal)			-	-	549	24
Production and Mineral Taxes			-	-	-	1
(Gain) Loss on Risk Management			11	157	233	181
Depreciation, Depletion and Amortization			104	81	2,615	1,668
Exploration Expense			-	-	32	10
Segment Income (Loss)			(107)	(226)	(2,354)	1,773
General and Administrative			124	209	124	209
Onerous Contract Provisions			-	(8)	-	(8)
Finance Costs			391	376	391	376
Interest Income			(4)	(9)	(4)	(9)
Foreign Exchange (Gain) Loss, Net			168	(265)	168	(265)
Re-measurement of Contingent Payment			(97)	137	(97)	137
Research Costs			8	16	8	16
(Gain) Loss on Divestiture of Assets			-	7	-	7
Other (Income) Loss, Net			(60)	(4)	(60)	(4)
			530	459	530	459
Earnings (Loss) Before Income Tax					(2,884)	1,314
Income Tax Expense (Recovery)					(658)	(767)
Net Earnings (Loss)					(2,226)	2,081

Schedule of Revenues by Product

B) Revenues by Product

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Upstream
Crude Oil	2,093	2,412	5,156	7,417
Natural Gas	69	47	217	214
NGLs	24	48	103	151
Other	12	14	41	51
Refined Products	1,238	2,087	3,634	6,202
Market Optimization	331	333	1,072	1,756
Corporate and Eliminations	(108)	(205)	(422)	(448)
Consolidated	3,659	4,736	9,801	15,343

Schedule of Geographical Information

C) Geographical Information

	Revenues
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Canada	2,418	2,623	6,089	9,077
United States	1,241	2,113	3,712	6,266
Consolidated	3,659	4,736	9,801	15,343

	Non-Current Assets (1)
As at	September 30, 2020	December 31, 2019
Canada	26,454	28,336
United States	3,725	4,093
Consolidated	30,179	32,429
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, other assets and goodwill.

Schedule of Assets by Segment

D) Assets by Segment

	E&E Assets (1)		PP&E		ROU Assets
As at	September 30, 2020	December 31, 2019	September 30, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Oil Sands	615	594	19,974	20,924	667	768
Conventional	161	193	1,679	2,433	3	3
Refining and Marketing	-	-	3,758	4,131	92	77
Corporate and Eliminations	-	-	311	346	440	477
Consolidated	776	787	25,722	27,834	1,202	1,325

	Goodwill		Total Assets
As at	September 30, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Oil Sands	2,272	2,272	24,676	26,203
Conventional	-	-	1,909	2,754
Refining and Marketing	-	-	4,989	5,688
Corporate and Eliminations	-	-	1,283	1,068
Consolidated	2,272	2,272	32,857	35,713
(1)	Marten Hills was reclassified from the Oil Sands segment to the Conventional segment and the comparative period has been reclassified.

Schedule of Capital Expenditures

E) Capital Expenditures (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Capital Investment (2)
Oil Sands	65	134	337	477
Conventional	12	32	39	61
Refining and Marketing	65	87	172	214
Corporate and Eliminations	6	41	51	107
	148	294	599	859
Acquisition Capital
Oil Sands	1	-	6	2
Conventional	3	-	4	3
Refining and Marketing	-	-	-	4
Total Capital Expenditures	152	294	609	868
(1)	Includes expenditures on PP&E and E&E assets.
(2)	Marten Hills was reclassified from the Oil Sands segment to the Conventional segment and the comparative period has been reclassified.